SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2023
SummaryOfSignificantAcountingPolicyLineItem [Line Items]
Cash and cash equivalents	$ 259,885		$ 259,885				$ 459,048	$ 1,487
Cash and investments held in trust account	60,960,574		60,960,574				60,429,224
Redemption of temporary equity	60,960,574		60,960,574				60,429,224
Unrecognized tax benefits	0		0				0	0
Accrued for interest and penalties	0		0				$ 0	$ 0
Goodvision Inc [Member]
SummaryOfSignificantAcountingPolicyLineItem [Line Items]
Cash and cash equivalents					$ 1,766,451	$ 433,516
Unrecognized tax benefits
Cash equivalents					0	0
Restricted cash					0	0
Unrealized gains or losses					0	0
Unrealized gains or losses or impairment charges					0	0
Prepaid expenses and other current assets						$ 2,083
Goodvision Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
SummaryOfSignificantAcountingPolicyLineItem [Line Items]
Concentration of risk percentage					100.00%	100.00%
Goodvision Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
SummaryOfSignificantAcountingPolicyLineItem [Line Items]
Concentration of risk percentage					100.00%
Goodvision AI Inc [Member]
SummaryOfSignificantAcountingPolicyLineItem [Line Items]
Cash and cash equivalents	2,147,696		2,147,696		$ 1,766,451
Restricted cash	0		0		0
US government security, carrying value	90,000		90,000
Prepaid expenses and other current assets	211,571		211,571
Prepayment to suppliers	39,676		39,676
Advance to third party vendors	171,895		171,895
Computer and office equipment acquired			15,792
Depreciation	$ 699		1,000
Goodvision AI Inc [Member] | Computer Equipment And Office Equipment [Member]
SummaryOfSignificantAcountingPolicyLineItem [Line Items]
Computer and office equipment acquired			$ 15,792
Goodvision AI Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Two Customers [Member]
SummaryOfSignificantAcountingPolicyLineItem [Line Items]
Concentration of risk percentage	18.60%		15.90%
Goodvision AI Inc [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
SummaryOfSignificantAcountingPolicyLineItem [Line Items]
Concentration of risk percentage	52.40%		61.00%